SHARE-BASED COMPENSATION (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	0
Employer Match Contribution	10.00%	10.00%
Maximum Annual Contribution Percentage of Pay	1.00%	1.00%
Percent of Dividends Payable	10.00%	10.00%
Performance Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		0
2017 Omnibus Plan | Performance Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	296,559	344,900
Aggregate fair value of PBUs or SBUs	$ 15	$ 6
Total unrecognized compensation cost	$ 13	$ 4
2017 Omnibus Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	230,645	267,118
Aggregate fair value of PBUs or SBUs	$ 16	$ 9
Total unrecognized compensation cost	13	6
Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense (less than $1 million)	$ 1	$ 1